UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 2/29/12

Item 1.  Schedule of Investments.

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2012

Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS -81.24%			Commercial Services - 1.86%
Aerospace / Defense - 4.48%				Western Union Co.,
	Boeing Co.,		$1,000,000	5.93%, due 10/1/16	$ 1,149,830
$ 500,000	3.50%, due 2/15/15	$ 542,125
1,000,000	3.75%, due 11/20/16	1,110,620	Communications Equipment - 0.95%
	Lockheed Martin Corp.			Cisco Systems, Inc.,
500,000	3.35%, due 9/15/21	510,645	500,000	4.95%, due 2/15/19	588,715
	Rockwell Collins, Inc.,
500,000	5.25%, due 7/15/19	600,345	Computers - 4.72%
		2,763,735		Hewlett Packard Co.
Banks - 16.09%			500,000	2.65%, due 6/1/16	513,750
	American Express Centurion,		500,000	5.50%, due 3/1/18	577,130
1,100,000	5.95%, due 6/12/17	1,275,934		International Business Machines Corp.,
	BB&T Corp		1,500,000	5.70%, due 9/14/17	1,821,540
500,000	5.25%, due 11/1/19	550,035			2,912,420
	J.P. Morgan Chase & Co.,		Cosmetics / Personal Care - 1.02%
1,000,000	4.75%, due 5/1/13	1,043,880		Avon Products, Inc.,
	Goldman Sachs Group, Inc.		625,000	4.20%, due 7/15/18	631,050
500,000	3.70%, due 8/1/15	507,820
800,000	5.38%, due 3/15/20	811,376	Diversified Financial Services - 4.90%
	Morgan Stanley,			American Express Credit Co.,
500,000	3.45%, due 11/2/15	489,690	1,000,000	5.125%, due 8/25/14	1,092,070
1,000,000	5.75%, due 10/18/16	1,040,450		Ameriprise Financial, Inc.
	U.S. Bancorp,		250,000	5.30%, due 3/15/20	276,393
2,000,000	3.15%, due 3/4/15	2,117,320		Caterpillar Financial Services Corp.,
	Wells Fargo & Co.,		500,000	2.05%, due 8/1/16	517,270
1,000,000	4.375%, due 1/31/13	1,034,080		General Electric Capital Corp.,
1,000,000	5.00%, due 11/15/14	1,064,700	1,000,000	5.375%, due 10/20/16	1,142,770
		9,935,285			3,028,503
Beverages - 2.67%			Electrical Components & Equipment - 2.87%
	Coca-Cola Co.,			Emerson Electric Co.,
500,000	4.875%, due 3/15/19	586,105	1,000,000	5.375%, due 10/15/17	1,185,860
	PepsiCo, Inc.,		500,000	4.875%, due 10/15/19	583,665
1,000,000	3.10%, due 1/15/15	1,065,410			1,769,525
		1,651,515	Electric Utilities - 6.29%
Chemicals - 4.49%				Detroit Edison Co.,
	Du Pont De Nemours & Co.,		1,000,000	5.60%, 6/15/18	1,202,310
500,000	3.25%, due 1/15/15	535,855		Dominion Resources, Inc.,
	Monsanto Co.,		500,000	5.15%, due 7/15/15	565,170
1,000,000	5.125%, due 4/15/18	1,183,920		Duke Energy Corp.
	Praxair, Inc.,		1,000,000	3.55%, due 9/15/21	1,049,430
500,000	5.25%, due 11/15/14	558,870		Southern Co.,
500,000	2.45%, due 2/15/22	494,345	500,000	2.375%, due 9/15/15	514,645
		2,772,990

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2012

Principal Amount		Fair Value	Principal Amount		Fair Value
Electric Utilities - 6.29% (Continued)			Oil & Gas - 1.82%
	Southern Power Co.,			Occidental Petroleum Corp.,
$ 500,000	4.875%, due 7/15/15	$ 552,320	$1,000,000	4.125%, due 6/1/16	$ 1,125,450
		3,883,875
Foods - 0.91%
	Campbell Soup Co.,		Retail - 3.60%
500,000	4.50%, due 2/15/19	562,900		Lowe's Co., Inc.,
			1,000,000	4.625%, due 4/15/20	1,121,200
Healthcare - Products - 0.92%				McDonald's Corp.
	Baxter International, Inc.,		500,000	2.63%, due 1/15/22	504,245
500,000	4.50%, due 8/15/19	568,625		Starbucks Corp.,
			500,000	6.25%, due 8/15/17	594,625
Healthcare - Services - 1.36%					2,220,070
	UnitedHealth Group, Inc.,		Semiconductors - 0.86%
500,000	5.00%, due 8/15/14	550,965		Intel Corp.
250,000	4.70%, due 2/15/21	288,627	500,000	3.30%, due 10/1/21	530,485
		839,592
Household Products - 0.96%			Software - 0.93%
	Procter & Gamble Co.,			Microsoft Corp.,
500,000	4.70%, due 2/15/19	589,400	500,000	4.20%, due 6/1/2019	577,465

Insurance - 3.67%			Telecommunications - 8.88%
	Berkshire Hathaway Finance Corp.,			AT&T, Inc.,
1,000,000	5.40%, due 5/15/18	1,189,840	1,000,000	5.625%, due 6/15/16	1,166,660
	Metlife, Inc.		1,000,000	5.60%, due 5/15/18	1,194,500
500,000	5.00%, due 6/15/15	555,085		BellSouth Corp.,
	Prudential Financial, Inc.,		500,000	5.20%, due 9/15/14	553,155
500,000	4.50%, due 7/15/13	520,390		Verizon Communications, Inc.,
		2,265,315	520,000	2.00%, due 11/1/16	531,528
Investment Services - 6.01%			1,000,000	5.50%, due 2/15/18	1,189,230
	Bear Stearns Co., Inc.,		500,000	4.60%, due 4/1/21	566,880
1,000,000	5.70%, due 11/15/14	1,106,840		Vodafone Group PLC
500,000	5.55%, due 1/22/17	547,275	250,000	4.375%, due 6/1/13	280,800
	Merrill Lynch & Co.,				5,482,753
2,000,000	5.00%, due 1/15/15	2,057,020	TOTAL CORPORATE BONDS
		3,711,135	( Cost - $46,838,807)		50,164,193
Iron / Steel - 0.98%	`
	Nucor Corp.,
500,000	5.85%, due 6/1/18	603,560

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2012

Principal Amount		Fair Value	Shares		Fair Value
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 14.15%			MONEY MARKET FUNDS - 3.70%
Government Agencies - 14.15%				BlackRock Liquidity
	Federal Farm Credit Bank,		2,283,584	Temp Fund, 0.01% (a)	$ 2,283,584
$2,000,000	2.54%, due 3/30/16	$2,003,320	TOTAL MONEY MARKET FUNDS
1,000,000	4.67%, due 2/27/18	1,167,420	( Cost - $2,283,584)		2,283,584
	United States Treasury Notes
2,000,000	0.50%, due 4/15/15	2,218,217	TOTAL INVESTMENTS - 99.09%
2,000,000	2.52%, due 12/9/14	2,174,016	( Cost - $57,484,411)		61,184,230
	Tennessee Valley Authority,		Other assets less liabilities - 0.91%		564,129
1,000,000	4.50%, due 4/1/18	1,173,480	TOTAL NET ASSETS - 100.00%		$61,748,359

TOTAL U.S. GOVERNMENT &		8,736,453
AGENCY OBLIGATIONS
( Cost - $8,362,020)

(a) Variable rate yield; the coupon rate shown represents
the rate at February 29,2012.

At February 29, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:					$ 3,745,707
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:					(45,888)
Net unrealized appreciation					$ 3,699,819

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2012

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.86%			Diversified Financial Services - 3.33%
Aerospace/Defense - 0.84%			27,800	American Express Co.	$ 1,470,342
10,000	United Technologies Corp.	$ 838,700	6,000	Intercontinental Exchange, Inc. *	827,760
			16,750	T. Rowe Price Group, Inc.	1,031,633
Apparel - 0.85%					3,329,735
9,500	Under Armour, Inc. *	847,780	Electric Utilities - 2.67%
			22,400	Dominion Resources, Inc.	1,130,528
Auto Manufacturers - 0.99%			10,000	Exelon Corp.	390,700
80,000	Ford Motor Co.	990,400	26,000	Southern Co.	1,148,940
					2,670,168
Auto Parts & Equipment- 0.81%			Electronics - 1.19%
25,000	Johnson Controls, Inc.	815,750	20,000	Honeywell International, Inc.	1,191,400

Banks - 6.71%			Food - 1.89%
10,000	Citigroup, Inc.	333,200	14,000	HJ Heinz Co.	737,940
12,000	Goldman Sachs Group, Inc.	1,381,680	30,000	Kraft Foods, Inc.	1,142,100
37,000	JP Morgan Chase & Co.	1,451,880			1,880,040
40,000	Morgan Stanley	741,600	Forest Products & Paper - 0.54%
42,300	US Bancorp	1,243,620	15,500	International Paper Co.	544,825
50,000	Wells Fargo & Co.	1,564,500
		6,716,480	Insurance - 2.21%
Beverages - 2.55%			13,000	Berkshire Hathaway, Inc. - Class B *	1,019,850
21,000	Coca-Cola Co.	1,467,060	9,000	Prudential Financial	550,440
17,200	PepsiCo, Inc.	1,082,568	11,000	Travelers Companies, Inc.	637,670
		2,549,628			2,207,960
Biotechnology - 1.76%			Internet - 5.70%
10,000	Amgen, Inc.	679,500	11,000	Amazon.com, Inc. *	1,976,590
14,800	Celgene Corp. *	1,085,210	35,000	eBay, Inc. *	1,250,900
		1,764,710	4,000	Google, Inc. Class. A *	2,473,000
Chemicals - 2.48%					5,700,490
11,000	Ecolab, Inc.	660,000	Iron/Steel - 0.46%
9,500	El du Pont de Nemours & Co.	483,075	10,600	Nucor Corp.	461,418
6,250	Monsanto Co.	483,625
7,800	Praxair, Inc.	850,200	Machinery - Construction & Mining - 0.91%
		2,476,900	8,000	Caterpillar, Inc.	913,680
Commercial Services - 1.16%
10,000	Visa, Inc. - Class A	1,163,700	Machinery - Diversified - 1.08%
			13,000	Deere & Co.	1,078,090
Computers / Network Products - 7.71%
15,000	Accenture PLC	893,100	Media - 1.51%
6,000	Apple, Inc. *	3,254,640	30,000	Comcast Corp. - Class A	881,400
57,900	EMC Corp. *	1,603,251	15,000	Walt Disney Co.	629,850
10,000	International Business Machines Corp.	1,967,300			1,511,250
		7,718,291	Miscellaneous. Manufacturing - 4.23%
Cosmetics/Personal Care - 2.13%			10,000	3M Co.	876,000
8,000	Colgate-Palmolive Co.	745,440	28,000	Danaher Corp.	1,479,240
20,500	Procter & Gamble Co.	1,384,160	98,250	General Electric Company	1,871,662
		2,129,600			4,226,902

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 29, 2012

Shares		Fair Value	Shares		Fair Value
Medical Drugs - 7.61%			Semiconductors - 5.65%
16,300	Abbott Laboratories	$ 922,743	12,500	Analog Devices, Inc.	$ 490,125
41,000	Bristol-Myers Squibb Co.	1,318,970	32,500	Broadcom Corp. - Class A *	1,207,375
19,800	Cardinal Health, Inc.	822,690	65,500	Intel Corp.	1,760,640
23,300	Johnson & Johnson	1,516,364	35,300	Qualcomm, Inc.	2,194,954
27,900	Merck & Company, Inc.	1,064,943			5,653,094
30,000	Mylan Labs, Inc. *	703,200	Software & Programming - 2.34%
60,000	Pfizer, Inc.	1,266,000	55,000	Activision Blizzard, Inc.	657,250
		7,614,910	20,800	Microsoft Corp.	660,192
Medical Equipment & Supplies - 1.79%			35,000	Oracle Corp.	1,024,450
21,000	Aetna, Inc.	981,960			2,341,892
21,100	Medtronic, Inc.	804,332	Telecommunications - 2.96%
		1,786,292	34,200	AT&T, Inc.	1,046,178
Oil & Gas Producers - 8.15%			48,400	Cisco Systems, Inc.	962,192
10,000	Anadarko Petroleum Corp.	841,200	25,000	Verizon Communications, Inc.	952,750
10,000	Apache Corp.	1,079,300			2,961,120
12,500	Chevron Corp.	1,364,000	Transportation - 2.92%
12,500	ConocoPhillips	956,875	13,000	Norfolk Southern Corp.	895,700
26,800	Exxon Mobil Corp.	2,318,200	10,000	Union Pacific Corp.	1,102,500
10,000	Hess Corp.	649,200	12,000	United Parcel Service, Inc. - Class B	922,680
9,000	Occidental Petroleum Corp.	939,330			2,920,880
		8,148,105
Oil & Gas Services - 4.04%			TOTAL COMMON STOCK		98,885,611
20,000	Halliburton Co.	731,800	( Cost - $80,613,930)
17,500	National-Oillwell Varco, Inc.	1,444,275
24,000	Schlumberger, Ltd.	1,862,640	MONEY MARKET FUNDS - 0.99%
		4,038,715	992,066	BlackRock Liquidity
REITs - 0.91%				Temp Fund, 0.01% (a)	992,066
14,500	American Tower Corp.	907,410	TOTAL MONEY MARKET FUNDS		992,066
			( Cost - $992,066)
Retail - 8.78%
12,000	Bed Bath & Beyond, Inc. *	716,880	TOTAL INVESTMENTS - 99.85%
10,800	Costco Wholesale Corp.	929,448	( Cost - $81,605,996)		99,877,677
17000	CVS Corp.	766700	Other assets less liabilities - 0.15%		147,695
14,300	Home Depot, Inc.	680,251	TOTAL NET ASSETS - 100.00%		$ 100,025,372
10,500	Limited Brands, Inc.	488,565
9,500	McDonald's Corp.	943,160	* Non-Income producing security.
16,000	Nordstrom, Inc.	857,920	(a) Variable rate yield; the coupon rate shown
22,500	Starbucks Corp.	1,092,600	represents the rate as of February 29, 2012.
18,000	TJX Companies, Inc.	658,980
17,000	Walgreen Co.	563,720
18,400	Wal-Mart Stores, Inc.	1,087,072
		8,785,296

At February 29, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:					$ 19,293,271
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:					(1,021,590)
Net unrealized appreciation					$ 18,271,681

North Country Funds
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 29, 2012 for the Funds assets and liabilities measured at fair value:

North Country Equity Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 98,885,611	$ -	$ -	$ 98,885,611
Money Market Funds	992,066	-	-	$ 992,066
Total	$ 99,877,677	$ -	$ -	$ 99,877,677
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 50,164,193	$ -	$ 50,164,193
U.S. Government & Agency Obligations	-	$ 8,736,453	-	$ 8,736,453
Money Market Funds	$ 2,283,584	-	-	$ 2,283,584
Total	$ 2,283,584	$ 58,900,646	$ -	$ 61,184,230
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       4/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       4/30/12

By (Signature and Title)

/s/Harris Cohen

       Harris Cohen, Treasurer

Date      4/30/12